Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$249,259,232.51	0.5539094	$221,511,448.51	0.4922477	$27,747,784.00
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$509,719,232.51	0.3763265	$481,971,448.51	0.3558403	$27,747,784.00

Weighted Avg. Coupon (WAC)	4.68%		4.70%
Weighted Avg. Remaining Maturity (WARM)	35.79		35.02
Pool Receivables Balance	$547,012,353.65		$518,588,369.39
Remaining Number of Receivables	51,510		50,444

Adjusted Pool Balance	$537,013,195.19		$509,265,411.19

III. COLLECTIONS

Principal:
Principal Collections	$27,571,488.10
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$387,610.30
Total Principal Collections	$27,959,098.40

Interest:
Interest Collections	$2,147,227.23
Late Fees & Other Charges	$58,850.25
Interest on Repurchase Principal	$-
Total Interest Collections	$2,206,077.48

Collection Account Interest	$322.55
Reserve Account Interest	$85.78
Servicer Advances	$-

Total Collections	$30,165,584.21

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$30,165,584.21
Reserve Account Release					$-
Total Available for Distribution					$30,165,584.21
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$455,843.63		$455,843.63	$455,843.63
Collection Account Interest					$322.55
Late Fees & Other Charges					$58,850.25
Total due to Servicer					$515,016.43

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$149,555.54		$149,555.54
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$281,748.04		$281,748.04	$281,748.04

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$29,205,174.82

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$27,747,784.00
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$27,747,784.00
Class A-4 Notes				$-
Class A Notes Total:		$27,747,784.00		$27,747,784.00
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$27,747,784.00		$27,747,784.00

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,457,390.82

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,999,158.46
Beginning Period Amount	$9,999,158.46
Current Period Amortization	$676,200.26
Ending Period Required Amount	$9,322,958.20
Ending Period Amount	$9,322,958.20
Next Distribution Date Amount	$8,680,376.92

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		5.08%	5.36%	5.36%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.17%	49,523	97.44%	$505,296,733.89
30 - 60 Days	1.42%	714	1.99%	$10,311,983.78
61 - 90 Days	0.32%	161	0.44%	$2,261,647.10
91 + Days	0.09%	46	0.14%	$718,004.62
		50,444		$518,588,369.39
Total
Delinquent Receivables 61 + days past due	0.41%	207	0.57%	$2,979,651.72
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.37%	191	0.51%	$2,774,061.85
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	182	0.48%	$2,775,147.32
Three-Month Average Delinquency Ratio	0.38%		0.52%

Repossession in Current Period		30		$499,486.88
Repossession Inventory		67		$367,631.96

Charge-Offs
Gross Principal of Charge-Off for Current Period				$852,496.16
Recoveries				$(387,610.30)
Net Charge-offs for Current Period				$464,885.86

Beginning Pool Balance for Current Period				$547,012,353.65

Net Loss Ratio				1.02%
Net Loss Ratio for 1st Preceding Collection Period				0.75%
Net Loss Ratio for 2nd Preceding Collection Period				0.26%
Three-Month Average Net Loss Ratio for Current Period				0.67%

Cumulative Net Losses for All Periods				$8,168,004.82
Cumulative Net Losses as a % of Initial Pool Balance				0.58%

Principal Balance of Extensions				$4,118,817.85
Number of Extensions				271

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